Summary of Significant Accounting Policies (Details) - Schedule of reflects the calculation of basic and diluted net (loss) income per common share (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Redeemable Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of reflects the calculation of basic and diluted net (loss) income per common share (Parentheticals) [Line Items]
Diluted net income (loss) per common share	$ 0.05	$ (0.08)	$ (0.07)	$ 0.07
Non- redeemable Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of reflects the calculation of basic and diluted net (loss) income per common share (Parentheticals) [Line Items]
Diluted net income (loss) per common share	$ 0.05	$ (0.08)	$ (0.07)	$ 0.07